Share capital (Details)						1 Months Ended	12 Months Ended
	Nov. 19, 2025 CAD ($) shares	Nov. 19, 2025 USD ($) $ / shares shares	Mar. 28, 2024 CAD ($) $ / shares shares	Jul. 13, 2022 CAD ($) shares	Jul. 13, 2022 USD ($) $ / shares shares	Nov. 30, 2025 $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares
Share capital
Number of shares issued for option exercises | shares							2,434,000	2,434,000	887,000
Cash proceeds from exercise of stock options							$ 4,480,370		$ 1,275,341
Fair value of options allocated to share capital							$ 3,141,032		$ 856,540
Number of shares issued for warrant exercises | shares							1,146,734	1,146,734	47,500
Cash proceeds from exercise of warrants							$ 3,392,617		$ 139,250
Fair value of warrants allocated to share capital							322,058		18,250
Aggregate gross proceeds							16,884,659		23,011,788
Cash placement fees paid							$ 892,783		1,630,342
Number of units issued | shares	4,785,674	4,785,674	9,792,250	10,150,000	10,150,000		4,785,674	4,785,674
Purchase price | (per share)		$ 2.1	$ 2.35		$ 1.5			$ 2.1
Gross proceeds from units	$ 14,110,433	$ 10,049,915	$ 23,011,788	$ 19,783,500	$ 15,225,000		$ 14,110,433	$ 10,049,915
Number of shares for each unit | shares		1	1		1
Number of warrants for each unit | shares			0.5
Number of shares for each warrant | shares			1
Exercise price of warrant | $ / shares			$ 3
Warrant liability							4,338,218
Share capital							9,772,214
Share issue related cost			$ 540,190				144,392
Value of equity issued							$ 11,653,658		21,381,446
Cash commission paid to underwriter			$ 1,090,152
Fair value of broker warrants									138,603
November '25 Warrants
Share capital
Number of shares for each unit | shares								1
Number of warrants for each unit | shares								0.5
Number of shares for each warrant | shares								1
Exercise price of warrant | $ / shares								$ 2.65
Number of warrants issued | shares			170,127
Broker warrants
Share capital
Number of shares for each warrant | shares			1
Exercise price of warrant | $ / shares			$ 2.35
Fair value of broker warrants			$ 138,603
Reserves
Share capital
Value of equity issued			$ 1,468,838						1,468,838
At the market program
Share capital
Number of shares issued and sold | shares							949,700	949,700
Weighted average price | $ / shares							$ 2.92
Aggregate gross proceeds							$ 2,774,227
Cash placement fees paid							55,485
Net proceeds							2,718,742
Professional fees incurred							$ 665,162		$ 410,257
November 2025 private placement | Directors
Share capital
Number of units issued | shares						250,000	250,000	250,000
Purchase price | $ / shares						$ 2.1
Number of shares for each unit | shares						1
November 2025 private placement | Directors | November '25 Warrants
Share capital
Number of warrants for each unit | shares						0.5
November 2025 private placement | Entities with PFP Bioscience Holdings
Share capital
Number of units issued | shares							1,809,524	1,809,524
November 2025 private placement | Directors and entities PFP bioscience holdings
Share capital
Purchase price | $ / shares								$ 2.1